LOSS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
LOSS PER SHARE
Schedule of reconcilation of basic and diluted earning per share
	Three months period ending March 31, 2024	Three months period ending March 31, 2023

Net loss	$(165,878)	$(164,839)
Dividends	-	-

Adjusted net income (loss) attribution to stockholders	$(165,878)	$(164,839)

Weighted-average shares of common stock outstanding
Basic and Diluted	14,482,430	14,482,430

Net income (loss) attribute to shareholders per share
Basic and Diluted	$(0.01)	$(0.01)

	Year Ended December 31, 2023	Year Ended December 31, 2022

Net loss	$(740,012)	$(353,237)
Dividends	-	-

Adjusted net income (loss) attribution to stockholders	$(740,012)	$(353,237)

Weighted-average shares of common stock outstanding
Basic and Diluted	14,482,430	11,917,842

Net income (loss) attribute to shareholders per share
Basic and Diluted	$(0.05)	$(0.03)